Significant Accounting Policies - Schedule of Reconciliation of Net (Loss) Income Per Ordinary Share (Details) - Class A Ordinary Shares Subject to Possible Redemption [Member] - PERCEPTION CAPITAL CORP IV [Member] - USD ($)
12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Net (Loss) Income Per Ordinary Share [Line Items]
Net income	$ 702,959	$ 5,147,347
Less: Accretion of temporary equity to redemption value	(2,823,556)	(10,337,286)
Net loss including accretion of temporary equity to redemption value	$ (2,120,597)	$ (5,189,939)